Segment Reporting (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Segment Reporting [Abstract]
Summary of Reportable Segment Information

Reportable segment information consists of the following:

	Successor	Successor	Predecessor
(in thousands)	Nine Months Ended September 30, 2014	July 26 - September 30, 2013	January 1 - August 30, 2013
Net Sales:
Wallboard	292,212	34,291	240,225
Other	11,480	1,339	12,023

Total net sales	303,692	35,630	252,248

Operating income (loss):
Wallboard	39,819	(2,045)	32,699
Other	(527)	(62)	(72)
Adjustments:
Interest Expense	(24,518)	(2,364)	(91)
Gain (loss) from Equity Investment	(257)	—	(30)
Other non-operating expenses	(5,461)	85	(191)

Income (loss) before income tax benefit	9,056	(4,386)	32,315

Depreciation and Amortization
Wallboard	40,423	4,492	16,067
Other	901	102	819

Total depreciation and amortization	41,324	4,594	16,886

Reportable segment information consists of the following (In thousands):

	Successor	Predecessor
	July 26, 2013 to December 31, 2013	January 1, 2013 to August 30, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Net Sales:
Wallboard	$144,689	$240,225	$295,282	$236,096
Other	5,377	12,023	16,128	16,015

Total net sales	$150,066	$252,248	$311,410	$252,111

Operating income (loss):
Wallboard	$14,162	$32,699	$(11,814)	$(59,493)
Other	(384)	(72)	(943)	(1,623)
Adjustments:
Interest Expense	(10,542)	(91)	(212)	(273)
Loss from equity investment	—	(30)	(138)	228
Other expenses	(21)	(191)	(87)	303

Income (loss) before income tax benefit	$3,215	$32,315	$(13,194)	$(60,858)

Depreciation and Amortization
Wallboard	$17,943	$16,067	$35,091	$26,837
Other	586	819	1,240	1,217

Total depreciation and amortization	$18,529	$16,886	$36,331	$28,054

Information Concerning Principal Geographic Areas

Information concerning principal geographic areas is as follows (In thousands):

	Successor	Predecessor	Successor
	July 26, 2013 to December 31, 2013 Net Sales	January 1, 2013 to August 30, 2013 Net Sales	December 31, 2013 Fixed Assets	December 31, 2013 Total Assets

United States	$135,275	$221,995	$379,381	$714,495
Canada	14,791	30,253	4,244	25,881
	$150,066	$252,248	$383,625	$740,376

	As of and for the Years Ended December 31,
	2012 (Predecessor)			2011 (Predecessor)
	Net Sales	Fixed Assets	Total Assets	Net Sales	Fixed Assets	Total Assets
United States	$272,579	$381,666	$543,968	$226,147	$410,528	$567,183
Canada	38,831	4,604	12,778	25,964	5,374	8,861
	$311,410	$386,270	$556,746	$252,111	$415,902	$576,044